Average Annual Total Returns{- Fidelity Freedom® 2045 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2045 Fund	Fidelity Freedom 2045 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2045 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2045 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2045 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0390 Past 1 year	F0390 Past 5 years	F0390 Past 10 years
Total	18.15%	12.36%	9.63%	16.58%	10.84%	8.03%	11.56%	9.50%	7.33%	18.40%	15.22%	13.88%	16.54%	12.64%	10.64%